Cover	Aug. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	001-39384
Entity Registrant Name	D8 Holdings Corp.
Entity Central Index Key	0001812173
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1008
Entity Address, Address Line Two	10/F Champion Tower
Entity Address, Address Line Three	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	+852
Local Phone Number	3973 5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DEH.U
Class A ordinary shares, par value $0.0001
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	DEH
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DEH WS